10. NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2017
Non-controlling Interest
Note 10 - NON-CONTROLLING INTEREST

At December 31, 2017, the Company had an effective 99.67% (2016 - 99.67%) interest in its subsidiary Avino Mexico and the remaining 0.33% (2016 - 0.33%) interest represents a non-controlling interest. The accumulated deficit and current year income attributable to the non-controlling interest are insignificant and accordingly have not been recognized in the consolidated financial statements.